Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries as of September 30, 2025. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
EpicQuest Education Group International Limited (the “Company” or “EpicQuest”) (formerly Elite Education International Co. Ltd.)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada
Davisu Canada Inc. (“DC” or “EduGlobal College”)	Academic services for college and university applications	100%	April 18, 2008	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”)	Education services	70%	November 17, 2019	Ohio, US
Study Up Center, LLC (“SUPC”)	Student education assistance	100%	April 27, 2022	Ohio, US
Davis University (“DU”)	Education services	70%	1858	Ohio, US
Skyward Holding International Limited (“Skyward”)	Investment holding	100%	June 13, 2023	MB, Canada
Gilmore INV LLC (“Gilmore”)	Investment holding	100%	November 17, 2023	Ohio, US
SouthGilmore LLC (“SouthGilmore”)	Sporting	40%	November 20, 2023	Ohio, US

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Significant items subject to estimates include, the recoverable amounts of goodwill and indefinite-lived intangible assets, the useful lives of long-lived assets and finite-lived intangible assets and share-based compensation.

Foreign currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$” or “$”). The US$ is the functional currency of the Company and its subsidiaries of QHI, QIE, HHI, Ameri-Can, SUPC, DU, Skyward, Gilmore and SouthGilmore. The Canadian dollar (“C$”) is the functional currency of the Company’s subsidiary of DC.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive loss.

The assets and liabilities of the Company’s subsidiary in the C$, which is DC, are translated at the exchange spot rate at the balance sheet date, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of operations and comprehensive loss in accordance with ASC 220. The following are the exchange rates that were used in translating DC’s financial statements into the consolidated financial statements:

	September 30, 2025	September 30, 2024

Year-end spot rate	US$1=C$ 1.3927	US$1=C$ 1.3511
Average rate	US$1=C$ 1.3985	US$1=C$ 1.3606

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and other receivable. As of September 30, 2025 and 2024, substantially all of the Company’s cash and cash equivalents were held in major financial institutions located in the US and Canada.

The Company’s revenue is generated from various large number of individual students and does not have significant trades receivable related to students as they are required to prepay service fees. Therefore, there was no significant concentration risk and credit risk for the Company as at September 30, 2025 and 2024.

The trades receivable related to third party are primarily from the ASSA program. The outstanding balance were subsequently settled by the third party. The Company has a significant other receivable balance as the Company’s business partners in China, Beijing Renda Financial Education Technology Co., Ltd. and Wenfeng Shenghe Study Abroad Co. Ltd. collect some of the student tuition fees on behalf of DU and DC, and other receivable balance can be settled with the service charged by them. Therefore, there was no significant concentration risk and credit risk for the Company as at September 30, 2025.

The Company evaluates expected credit losses on accounts receivable in accordance with ASC Topic 326. During the year ended September 30, 2025, provision for expected credit loss of $67,519 was recognized and it was written off due to uncollectibility per management estimation. As of September 30, 2025 and 2024, expected credit losses were not material and no allowance for credit losses was recorded.

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash

Restricted cash represents cash held by the U.S. Department of Education on behalf of DU to satisfy the financial protection requirement in connection with DU’s change of ownership. The amount was determined at the time of the ownership change based on 25% of the Title IV Higher Education Act (“HEA”) program funds received by DU during its most recently completed fiscal year and has not been subsequently remeasured.

Revenue recognition

ASC 606 provides for a five-step model for recognizing revenue from contracts with customers. These five steps include:

(i)	Identify the contract

(ii)	Identify performance obligations

(iii)	Determine transaction price

(iv)	Allocate transaction price

(v)	Recognize revenue

Under ASC 606, revenue is recognized when the customer obtains control of a good or service. A customer obtains control of a good or service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that good or service. The Company’s revenue streams contain the following primary services and performance obligations offered through the subsidiaries of DC, QHI or DU:

Programs offered through DC

●	English education programs

●	Master Certificate Programs

●	Student accommodation and other related services

●	Application service

Programs offered through QHI

●	English education programs

●	Student accommodation and other related services

Programs offered through DU

●	University education programs

●	Post-education training programs

●	Collaboration education services provided to non-U.S. colleges

●	Student accommodation and other related services

●	Professional career training programs

The Company’s primary revenue streams and their respective accounting treatments are as follows:

i.	Tuition and Academic Programs

The Company provides various academic instruction, university preparation, and career training services to students, including English education programs, Master certificate programs, university education programs, post-second training programs, and professional career training programs. Each enrollment agreement is accounted for as a single performance obligation to provide a series of distinct instructional services. As the students simultaneously receive and consume the benefits provided by the Company’s performance as the services are rendered, the Company recognizes revenue over time using the straight-line method over the duration of the academic. The Company has determined that it acts as the principal for all service performance obligations, as it controls the pricing of the specified services, manages the significant aspects of the service delivery process, and assumes the risks of loss related to service delivery and collection. Accordingly, revenue from these services is presented on a gross basis in the consolidated statements of operations and comprehensive loss.

ii.	Collaborative Education Services

The Company provides curriculum design, operational support, and instructional guidance to institutional partners. These services are accounted for as a single performance obligation satisfied over time during the period the collaborative support is rendered.

iii.	Student Accommodation and other related Services

Revenue from student accommodation and academic support is recognized over time as the students simultaneously receive and consume the benefits throughout the residency or service period. The Company identifies the provision of boarding facilities and related support as distinct performance obligations satisfied over the contracted period. The Company has determined that it acts as the principal for all service performance obligations, as it controls the pricing of the specified services, manages the significant aspects of the service delivery process, and assumes the risks of loss related to service delivery and collection. Accordingly, revenue from these services is presented on a gross basis in the consolidated statements of operations and comprehensive loss.

iv.	Application and Advisory Services

The Company provides specialized application services for students, including initial consulting, material preparation, and application submission. The Company identifies these services as a single performance obligation because the individual activities are highly interrelated and represent a combined output. The Company recognizes revenue over time as the benefits of the advisory services are simultaneously received and consumed by the student throughout the service lifecycle. Revenue is recognized over the estimated service period, typically one year, representing the typical application cycle from consultation to the completion of the application process.

Funds received from students prior to provision of our education services are recognized as deferred revenue. The deferred revenue is subsequently released into revenue once the registered semester starts and is released using straight-line method based on the semester period, which is generally three months. The release of the deferred revenue is to match the timing of the cost of our services, which is generally also based on the semester term or service period.

Costs of services

Costs of services for all our education programs are primarily comprised of the tuition fees paid to our partnered education institutions and salary expenses for our instructors and employees involved in the provisions of the services. These fees are charged into costs of services when such fees are incurred based on semester terms in direct relation to the education programs.

General and administrative expenses

General and administrative expenses primarily consist of depreciation expenses, office expenses, professional fees, office space rental expenses, repairs and maintenance, salary and benefits, management service fee, stock-based compensation, sundry costs, and vehicle expenses.

Selling expense

The Company’s selling expenses primarily relate to the student recruitment commission fees paid to agents who provided student recruitment services to the Company and expenses related to business development. The Company relies on agents to promote and recruit potential students to enroll in its foreign language education programs, as well as academic and professional training programs.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other receivable, accounts payable and accrued liabilities, due to related party, loan payable, income tax payable and lease liabilities. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other receivable, accounts payable and accrued liabilities, loan payable, income tax payable and due to related party approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year-end, as the interest rates used to discount the host contracts approximate market rates.

The Company did not have transfers of financial instruments between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2025 and 2024.

Property and equipment

Property and equipment are recorded at cost, less accumulated, depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated annual deprecation rates of these assets are generally as follows:

Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil
Leasehold improvement	Lesser of lease term or economic life	$Nil

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amount of the relevant assets and are recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets

Intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes all expenditures that are directly attributable to the acquisition or development of the asset, net of any amounts received in relation to those assets.

Amortization is recognized in net earnings on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The estimated useful lives are:

Asset	Basis	Rate / term
University relationship	Straight-line	10 years
Education license/certificate	Straight-line	5 years
In-process course curriculum	Straight-line	5 years
Accreditations and licensing	n/a	Indefinite life
Accredited curriculum	Straight-line	10 years
Articulation agreement	Straight-line	5 years
Brand related assets	n/a	Indefinite life

Leases

The Company determines if an arrangement is a lease at inception. The Company may have lease agreements with lease and non-lease components, which are generally accounted for separately. Leases are classified as either operating leases or finance leases pursuant to ASC 842.

i)	Operating leases

Operating leases are recognized as right-of-use assets (“ROU”) in non-current assets and lease liabilities in non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses and cost of sales.

Impairment of long-lived and indefinite-lived assets

Long-lived assets, comprised of property and equipment, ROU assets, and intangible assets subject to amortization, are assessed for impairment whenever events or circumstances indicate that their carrying value may not be recoverable. For the purpose of impairment testing, long-lived assets are grouped and tested for recoverability at the lowest level that generates independent cash flows. An impairment loss is recognized when the carrying value of the assets or asset groups is greater than the future projected undiscounted cash flows. The impairment loss is calculated as the excess of the carrying value over the fair value of the asset or asset group. Fair value is based on valuation techniques or third party appraisals. Significant estimates and judgments are applied in determining these cash flows and fair values.

Indefinite-lived intangible assets are tested annually for impairment as of September 30, and between annual tests if indicators of potential impairment exist. The Company has the option of performing a qualitative assessment to first determine whether the quantitative impairment test is necessary. This involves an assessment of qualitative factors to determine the existence of events or circumstances that would indicate whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value. If the qualitative assessment indicates it is not more likely than not that the fair value is less than its carrying value, a quantitative impairment test is not required. Where a quantitative impairment test is required, the procedure is to compare the indefinite-lived intangible asset’s fair value with its carrying amount. An impairment loss is recognized as the difference between the indefinite-lived intangible asset’s carrying amount and its fair value.

Under qualitative assessment, there were no impairment losses for the years ended September 30, 2025 and 2024.

Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to the assets acquired and liabilities assumed in a business combination.

Goodwill is not amortized, but it is tested annually for impairment at the reporting unit level as of September 30, and between annual tests if indicators of potential impairment exist. The Company has the option of performing a qualitative assessment of a reporting unit to first determine whether the quantitative impairment test is necessary. This involves an assessment of qualitative factors to determine the existence of events or circumstances that would indicate whether it is more likely than not that the fair value of the reporting unit to which goodwill belongs is less than its carrying value. If the qualitative assessment indicates it is not more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative impairment test is not required.

If a quantitative impairment test is required, the procedure is to identify potential impairment by comparing the reporting unit’s fair value with its carrying amount, including goodwill. The reporting unit’s fair value is determined using various valuation approaches and techniques that involve assumptions based on what the Company believes a hypothetical marketplace participant would use in estimating fair value on the measurement date. An impairment loss is recognized as the difference between the reporting unit’s carrying amount and its fair value. If the difference between the reporting units carrying amount and fair value is greater than the amount of goodwill allocated to the reporting unit, the impairment loss is restricted by the amount of the goodwill allocated to the reporting unit.

As of September 30, 2025, the Company elected to perform a quantitative assessment for its goodwill under DC’s operation and concluded that there were no indicators of impairment. As of September 30, 2024, the Company elected to perform a quantitative assessment for its goodwill under DC’s operation and concluded that there were no indicators of impairment.

As of September 30, 2025, the Company performed a quantitative assessment of its goodwill under DU’s operation and concluded that there were no indicators of impairment. As of September 30, 2024, the Company performed a qualitative assessment of its goodwill under DU’s operation and concluded that there were no indicators of impairment.

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operation and comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Defined contribution plans

The Company contributes to defined contribution retirement schemes which are available to all employees. Contributions to the schemes by the Company and employees are calculated as a percentage of employees’ basic salaries. The retirement benefit scheme cost charged to profit or loss represents contributions payable by the Company to the funds.

Stock-Based Compensation

The Company measure stock-based awards at fair value on the date of the grant and expense the awards in Consolidated Statements of Operations and Comprehensive Loss over the requisite service period of employees or consultants. The fair value of stock options is determined using the Black-Scholes valuation model. The fair value of stock-based awards is determined using the share price of the Company at the date of grant. Stock-based compensation expense related to all stock-based awards, including stock option, is recognized over the requisite service period on a straight-line basis. The amount of stock-based compensation expense recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. Forfeitures are accounted for as they occur.

Recently adopted accounting standards

ASU 2021-08: In October 2021, the FASB issued ASU 2021-08 for Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The update primarily addresses the accounting for contract assets and contract liabilities from revenue contracts with customers acquired in a business combination. The update requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606 - Revenue from Contracts with Customers, whereas prior to the adoption of the update, contract assets acquired and contract liabilities assumed in a business combination were recognized at fair value on the acquisition date. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. The Company adopted the new standards for fiscal year ended September 30, 2024. The adoption of the new standards did not have impact to the Company’s consolidated financial statements.

ASU 2023-07: In November 2023, the FASB issued ASU 2023-07 for Segment Reporting (Topic 280): The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update:

1.	Require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”).

2.	Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss.

3.	Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods.

4.	Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources.

5.	Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources.

6.	Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted the new standards for the year ended September 30, 2025. The adoption of the new standards did not have impact to the Company’s consolidated financial statements

ASU 2024-02: In March 2024, the FASB issued ASU 2024-02, “Codification Improvements — Amendments to Remove References to the Concepts Statements.” This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These changes remove references to various Concepts Statements, and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance) . The Company adopted this new standard during the year ended September 30, 2025. The adoption of this ASU did not have material impact on its consolidated financial statements.

Recently issued accounting standards

ASU 2023-09: In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The FASB is issuing amendments to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The FASB decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statement disclosures.

ASU 2024-03: In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires public business entities to disclose, in the notes to the financial statements, disaggregated information about certain expense categories included within relevant income statement expense captions. The amendments do not change the recognition or measurement of expenses presented on the face of the income statement.

The ASU is effective for the Company for annual reporting periods beginning after December 15, 2026, and for interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statement disclosures.

ASU 2025-05: In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statement disclosures.